Income Taxes - Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Contingency [Line Items]
Total Current	$ 266,851	$ 212,855	$ 188,137
Total Deferred	(296,265)	(153,649)	(149,241)
Provision for income taxes	(29,414)	59,206	38,896
Italy
Income Tax Contingency [Line Items]
Foreign	131,155	192,712	168,915
Foreign	865	(5,837)	1,660
United States
Income Tax Contingency [Line Items]
Foreign	80,140	(16,982)	(24,434)
Foreign	(175,539)	(109,139)	(121,032)
United Kingdom
Income Tax Contingency [Line Items]
Domestic	733	711	(5,097)
Domestic	4,366	19,232	(16,242)
All other
Income Tax Contingency [Line Items]
Foreign	54,823	36,414	48,753
Foreign	$ (125,957)	$ (57,905)	$ (13,627)